Convertible debentures (Details Narrative)			12 Months Ended
	Apr. 20, 2023 USD ($) shares $ / shares	Apr. 20, 2023 CAD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Apr. 20, 2023 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Number of units issued			1,120,055		981,369
Secured convertible debenture	$ 742				$ 90,425		$ 113,309	$ 1,000
Warrants to purchase shares	333	333			333	333
Exercise price of warrants | (per share)	$ 1.86	$ 2.50			$ 2.21	$ 3.00
Warrants expire date	Jun. 29, 2025	Jun. 29, 2025
Borrowings, maturity	April 30, 2025	April 30, 2025	April 30, 2025	April 30, 2025
Borrowings, interest rate	12.00%		5.00%					12.00%
Redeem debentures percent	105.00%							105.00%
Conversion price per share | (per share)	$ 2.23							$ 3.00
Underwriting fee	$ 775,748							$ 1,045,000
Fair value of warrants | $
Expected dividend as percentage, share options granted					0.00%	0.00%
Market interest rate	16.00%							16.00%
Secured convertible debenture					$ 736	$ 1,000
Extension fee			$ (61,379)	$ 85,000
Gain on modification | $			$ 503,624
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued					5,369,573
Warrants to purchase shares					6,963,840	6,963,840	1,480,545
Exercise price of warrants | $ / shares						$ 0.90	$ 9.40
Fair value of warrants | $	$ 216,777
Risk free interest rate, share options granted	3.77%	3.77%
Expected volatility, share options granted	100.96%	100.96%
Expected dividend as percentage, share options granted	0.00%	0.00%			0.00%	0.00%	0.00%
Expected Expected years, share options granted	2 years	2 years
Secured convertible debenture | $					$ 205,349
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued	300,000							300,000
Warrants expire date	Apr. 20, 2025	Apr. 20, 2025
Agreement [member]
IfrsStatementLineItems [Line Items]
Number of units issued	15,000							15,000
Share price | $ / shares	$ 1,000
Proceeds from share issuance	$ 11,135,145	$ 15,000,000